SPDR SSGA My2031 Municipal Bond ETF Investment Objectives and Goals - SPDR SSGA My2031 Municipal Bond ETF	Sep. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummarySPDR® SSGA My2031 Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SPDR SSGA My2031 Municipal Bond ETF (the “Fund”) seeks to maximize current income that is exempt from regular federal income taxes while seeking preservation of capital.